Mortgage Loan Repurchase Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reserve for mortgage loan repurchase losses
Balance at beginning of period	$ 265	$ 200	$ 92
Repurchase provision	502	456	444
Charge-offs	(447)	(391)	(336)
Balance at end of period	320	265	200
Mortgage Loans and Mortgage Servicing Rights
Loss Contingency, Range of Possible Loss, Minimum	0
Reserve for mortgage loan repurchase losses
Loss Contingency, Range of Possible Loss, Maximum	$ 700